Vanguard Global Wellesley Income Fund Investment Strategy - Retail Prospectus [Member] - Vanguard Global Wellesley Income Fund	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an active management approach, typically investing 60% to 70% of its assets in U.S. and foreign investment-grade fixed income securities that the advisor believes will generate a moderate level of current income. These fixed income securities may include corporate bonds, government and agency bonds, and/or asset-backed, mortgage-backed, or mortgage-related securities. In an effort to manage the currency risk associated with investing in foreign currency bonds, the Fund may attempt to hedge its foreign currency exposure. The Fund hedges its foreign currency exposure primarily through the use of foreign currency exchange forward contracts, which are a type of derivative.The Fund invests the remaining 30% to 40% of its assets mainly in equity securities of large and mid-size U.S. and foreign companies that have a history of above-average dividends or expectations of increasing dividends.